COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	25.00%	25.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	2.18%	2.15%
Debt Instrument, Convertible, Remaining Discount Amortization Period	38 months 9 days	52 months 15 days